Note 25	12 Months Ended
Dec. 31, 2023
Post Employment And Other Employee Benefit Commitments [Abstract]
Disclosure of Post Employment And Other Employee Benefit Commitments [Text Block]	Post-employment and other employee benefit commitments
As stated in Note 2.2.13, the Group has assumed commitments with employees including short-term employee benefits (see Note 44.1), defined contribution and defined benefit plans (see Glossary), healthcare and other long-term employee benefits.
The Group sponsors defined-contribution plans for the majority of its active employees with the plans in Spain and Mexico being the most significant. Most defined benefit plans are closed to new employees with liabilities relating largely to retired employees, the most significant being those in Spain, Mexico and Turkey. In Mexico, the Group provides medical benefits to a closed group of employees and their family members, both in active service and retirement.
The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2023, 2022 and 2021 is provided below:

Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	Notes	2023	2022	2021
Pension commitments		3,849	3,661	4,218
Early retirement commitments		412	606	952
Medical benefits commitments		1,728	1,448	1,377
Other long term employee benefits		435	466	632
Total commitments		6,424	6,181	7,180
Pension plan assets		1,675	1,608	1,494
Medical benefit plan assets		1,744	1,476	1,494
Total plan assets ⁽¹⁾		3,419	3,084	2,988

Total net liability / asset		3,006	3,097	4,193
Of which: Net asset on the consolidated balance sheet (2)		—	(1)	(15)
Of which: Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	2,571	2,632	3,576
Of which: Net liability on the consolidated balance sheet for other long term employee benefits	24	435	466	632
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €153 million as of December 31, 2023 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.
(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
The impact relating to benefit commitments charged to consolidated income statement for the years 2023, 2022 and 2021 is as follows:

Consolidated income statement impact (Millions of Euros)
	Notes	2023	2022 ⁽¹⁾	2021
Interest and other expense		133	75	37
Interest expense		444	342	257
Interest income		(311)	(267)	(220)
Personnel expense		188	130	120
Defined contribution plan expense	44.1	139	87	71
Defined benefit plan expense	44.1	49	42	49
Provisions or (reversal) of provisions	46	31	(89)	61
Early retirement expense		—	—	100
Past service cost expense		36	34	(28)
Remeasurements ⁽²⁾		(7)	(126)	(16)
Other provision expense		2	3	6
Total impact on consolidated income statement: expense (income)		352	116	218
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).
The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31, 2023, 2022 and 2021 are as follows:

Equity impact (Millions of Euros)
	2023	2022	2021
Defined benefit plans	302	(363)	52
Post-employment medical benefits	12	(71)	(257)
Total impact on equity: debit (credit)	314	(433)	(206)
In 2023, the aggregate impact of this heading amounted to a debit of €314 million driven by the variation in financial assumptions, losses of €71 million from commitments in Spain, and losses of €170 million for commitments in Mexico. These amounts are offset by other minor effects of actuarial experience in these geographical areas and financial, demographic and experience effects in other geographical areas.
In 2022, the aggregate impact of this heading amounted to a credit of €433 million driven by the variation in financial assumptions, gains of €558 million from commitments in Spain, and losses of €72 million for commitments in Mexico. These amounts are offset by other minor effects of actuarial experience in these geographical areas and financial, demographic and experience effects in other geographical areas.
In 2021, the aggregate impact of this heading amounted to a credit of €206 million driven by the variation in financial assumptions, gains of €171 million for the commitments in Mexico, and gains of €55 million for the commitments in Spain. These amounts are offset by other geographies and demographic and experience effects.
Defined benefit plans
Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2023, 2022 and 2021 is presented below:

Defined benefits (Millions of Euros)
	2023			2022			2021
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	5,715	3,084	2,631	6,547	2,988	3,560	7,348	3,092	4,256
Current service cost	52	—	52	45	—	45	53	—	53
Interest income/expense	425	311	114	333	267	65	253	220	33
Contributions by plan participants	10	10	—	10	10	—	5	5	—
Employer contributions	—	106	(106)	—	67	(67)	—	4	(4)
Past service costs (1)	36	—	36	34	—	34	75	—	75
Remeasurements:	375	68	307	(741)	(240)	(501)	(406)	(184)	(223)
Return on plan assets (2)	—	68	(68)	—	(240)	240	—	(184)	184
From changes in demographic assumptions	(86)	—	(86)	(29)	—	(29)	(121)	—	(121)
From changes in financial assumptions	248	—	248	(812)	—	(812)	(259)	—	(259)
Other actuarial gains and losses	212	—	212	100	—	100	(27)	—	(27)
Benefit payments	(655)	(232)	(424)	(676)	(184)	(492)	(765)	(158)	(608)
Settlement payments	(76)	(75)	(1)	(4)	(4)	—	(1)	(1)	—
Business combinations and disposals	(1)	—	(1)	—	—	—	(2)	1	(3)
Effect on changes in foreign exchange rates	124	153	(29)	161	180	(20)	(24)	8	(32)
Conversions to defined contributions	—	—	—	—	—	—	—	—	—
Other effects	(15)	(7)	(8)	7	—	7	13	—	13
Balance at the end	5,989	3,419	2,571	5,715	3,084	2,631	6,547	2,988	3,560
Of which: Spain	2,310	129	2,181	2,546	147	2,399	3,670	206	3,464
Of which: Mexico	2,988	2,702	286	2,426	2,329	97	2,150	2,149	1
Of which: The United States	—	—	—	—	—	—	—	—	—
Of which: Turkey	435	363	72	418	315	103	272	209	63
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The balance under the heading “Provisions - Pensions and other post-employment defined benefit obligations” of the consolidated balance sheet as of December 31, 2023 includes €210 million relating to post-employment benefit commitments to former members of the Board of Directors and the Bank’s Management (see Note 54).
The most significant commitments are those in Spain and Mexico and, to a lesser extent, in Turkey. The remaining commitments are located mostly in Portugal and South America. Unless otherwise required by local regulation, all defined benefit plans have been closed to new entrants, who instead are able to participate in the Group´s defined contribution plans.
Both the costs and the present value of the commitments are determined by independent qualified actuaries using the “projected unit credit” method. In order to enable the good governance of these plans, the Group has established specific benefits committees. These benefit committees include members from the different areas of the business so that all decisions are made taking into consideration all of the associated impacts.
The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2023, 2022 and 2021:

Actuarial assumptions (%)
	2023			2022			2021
	Spain	Mexico	Turkey	Spain	Mexico	Turkey	Spain	Mexico	Turkey
Discount rate	3.43%	10.44%	25.60%	3.91%	10.68%	17.79%	0.74%	9.68%	19.10%
Rate of salary increase	—	4.50%	23.44%	—	4.50%	15.86%	—	4.00%	16.60%
Rate of pension increase	—	4.14%	21.94%	—	4.41%	14.36%	—	2.95%	15.10%
Medical cost trend rate	—	8.04%	26.14%	—	8.04%	18.56%	—	7.00%	19.30%
Mortality tables	PER 2020	EMSSA09	TUIK 2019	PER 2020	EMSSA09	TUIK 2019	PER 2020	EMSSA09	CSO2001
In Spain, the discount rate shown as of December 31, 2023, corresponds to the weighted average rate, the actual discount rates used are 3.25% and 3.5% depending on the type of commitment.
Discount rates used to value future benefit cash flows have been determined by reference to high quality corporate bonds (Note 2.2.12) denominated in Euro in the case of Spain and Mexican peso for Mexico, and government bonds denominated in Turkish Lira for Turkey.
The expected return on plan assets has been set in line with the adopted discount rate.
Assumed retirement ages have been set by reference to the earliest age at which employees are entitled to retire, the contractually agreed age in the case of early retirements in Spain or by using retirement rates.
Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

Sensitivity analysis (Millions of Euros)
	Basis points change	2023		2022		2021
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(265)	291	(321)	350	(282)	307
Rate of salary increase	50	4	(4)	1	(1)	2	(2)
Rate of pension increase	50	34	(32)	32	(39)	28	(26)
Medical cost trend rate	50	141	(126)	119	(106)	109	(98)
Change in obligation from each additional year of longevity		134	—	113	—	170	—
The sensitivities provided above have been determined at the date of these consolidated financial statements, and reflect solely the impact of changing one individual assumption at a time, keeping the rest of the assumptions unchanged, thereby excluding the effects which may result from combined assumption changes.
In addition to the commitments to employees shown above, the Group has other less material long-term employee benefits. These include leaves and long-service awards, which consist of either an established monetary award or some vacation days granted to certain groups of employees when they complete a given number of years of service. Additionally, this heading included a fund related to the collective layoff procedure that was carried out in Banco Bilbao Vizcaya Argentaria, S.A. in 2021. As of December 31, 2023, 2022 and 2021, the actuarial liabilities for the outstanding awards amounted to €435 million, €466 million and €632 million, respectively. These commitments are recorded under the heading "Provisions - Other long-term employee benefits" of the consolidated balance sheet (see Note 24).
Post-employment commitments and similar obligations
These commitments relate mostly to pension payments, and which have been determined based on salary and years of service. For most plans, pension payments are due on retirement, death and long term disability.
Additionally, there are commitments with early retired personnel from Spanish companies of the Group. These commitments include the compensation and indemnities due as well as the contributions payable to external pension funds during the early retirement period. As of December 31, 2023, 2022 and 2021, the value of these commitments amounted to €412 million, €606 million and €952 million, respectively.
The change in the benefit plan obligations and plan assets during the year ended December 31, 2023 was as follows:

Post-employment commitments 2023 (Millions of Euros)
	Spain	Mexico	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	2,546	985	418	318
Current service cost	3	9	17	3
Interest income or expense	90	108	50	11
Contributions by plan participants	—	—	9	2
Employer contributions	—	—	—	—
Past service costs (1)	—	—	33	3
Remeasurements:	67	156	161	(4)
Return on plan assets (2)	—	—	—	—
From changes in demographic assumptions	—	—	(14)	(2)
From changes in financial assumptions	78	114	10	(10)
Other actuarial gains and losses	(11)	42	165	8
Benefit payments	(402)	(102)	(68)	(14)
Settlement payments	—	(1)	—	(75)
Business combinations and disposals	—	—	—	(1)
Effect on changes in foreign exchange rates	—	114	(162)	4
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(21)	—
Balance at the end	2,310	1,269	435	247
Of which: Vested benefit obligation relating to current employees	64
Of which: Vested benefit obligation relating to retired employees	2,246

Plan Assets
Balance at the beginning	147	853	315	293
Current service cost	—	—	—	—
Interest income or expense	5	91	41	9
Contributions by plan participants	—	—	9	2
Employer contributions	—	37	23	29
Past service costs (1)	—	—	—	—
Remeasurements:	—	(19)	129	(25)
Return on plan assets (2)	—	(19)	129	(25)
From changes in demographic assumptions	—	—	—	—
From changes in financial assumptions	—	—	—	—
Other actuarial gains and losses	—	—	—	—
Benefit payments	(23)	(102)	(25)	(12)
Settlement payments	—	(1)	—	(74)
Business combinations and disposals	—	—	—	—
Effect on changes in foreign exchange rates	—	99	(122)	3
Conversions to defined contributions	—	—	—	—
Other effects	—	—	(7)	—
Balance at the end	129	958	363	224

Net liability (asset)
Balance at the beginning	2,399	132	103	25
Current service cost	3	9	17	3
Interest income or expense	85	17	8	2
Contributions by plan participants	—	—	—	—
Employer contributions	—	(37)	(23)	(29)
Past service costs (1)	—	—	33	3
Remeasurements:	67	175	32	21
Return on plan assets (2)	—	19	(129)	25
From changes in demographic assumptions	—	—	(14)	(2)
From changes in financial assumptions	78	114	10	(10)
Other actuarial gains and losses	(11)	42	165	8
Benefit payments	(379)	—	(43)	(1)
Settlement payments	—	—	—	(1)
Business combinations and disposals	—	—	—	(1)
Effect on changes in foreign exchange rates	—	15	(40)	1
Conversions to defined contributions	—	—	—	—
Other effects	6	—	(14)	—
Balance at the end	2,181	311	72	23
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
The change in net liabilities (assets) during the years ended December 31, 2022 and 2021 was as follows:

Post-employment commitments (Millions of Euros)
	2022: Net liability (assets)				2021: Net liability (assets)
	Spain	Mexico	Turkey	Rest of the world	Spain	Mexico	Turkey	Rest of the world
Balance at the beginning	3,464	124	63	24	4,039	28	85	27
Current service cost	4	7	13	3	5	5	16	3
Interest income or expense	51	14	10	4	20	1	9	1
Contributions by plan participants	—	—	—	—	—	—	—	—
Employer contributions	—	(41)	(22)	(3)	11	(2)	(11)	(1)
Past service costs (1)	—	1	2	3	75	—	2	2
Remeasurements:	(643)	152	62	(1)	(98)	128	10	(5)
Return on plan assets (2)	34	45	(104)	121	8	49	(11)	19
From changes in demographic assumptions	—	—	(37)	8	—	(4)	—	(2)
From changes in financial assumptions	(643)	73	82	(132)	(61)	84	(18)	(7)
Other actuarial gains and losses	(34)	34	122	2	(45)	(2)	39	(15)
Benefit payments	(484)	—	(6)	(1)	(599)	(1)	(6)	(1)
Settlement payments	—	—	—	—	—	—	—	—
Business combinations and disposals	—	(139)	—	—	—	(40)	—	(2)
Effect on changes in foreign exchange rates	—	13	(18)	(3)	—	5	(43)	1
Conversions to defined contributions	—	—	—	—	—	—	—	—
Other effects	7	—	—	—	12	—	—	—
Balance at the end	2,399	132	103	25	3,464	124	63	24
(1) Includes gains and losses from settlements.
(2) Excludes interest which is reflected in the line item “Interest income and expense”.
In Spain, local regulation requires that pension and death benefit commitments must be funded, either through a qualified pension plan or an insurance contract.
In the Spanish entities these commitments are covered by insurance contracts which meet the requirements of the accounting standard regarding the non-recoverability of contributions. However, a significant number of the insurance contracts are with BBVA Seguros, S.A. – a consolidated subsidiary and related party – and consequently these policies cannot be considered plan assets under IAS 19. For this reason, the liabilities insured under these policies are fully recognized under the heading "Provisions – Pensions and other post-employment defined benefit obligations" of the consolidated balance sheet (see Note 24), while the related assets held by the insurance company are included within the Group´s consolidated assets (recorded according to the classification of the corresponding financial instruments). As of December 31, 2023 the value of these separate assets was €1,631 million, (€1,656 and €2,326 million as of December 31, 2022 and 2021, respectively) representing direct rights of the insured employees held in the consolidated balance sheet, hence these benefits are effectively fully funded.
On the other hand, some pension commitments have been funded through insurance contracts with insurance companies not related to the Group. In this case the consolidated balance sheet reflects the value of the obligations net of the fair value of the qualifying insurance policies. As of December 31, 2023, 2022 and 2021, the value of the aforementioned insurance policies (€130, €147 and €206 million, respectively) exactly match the value of the corresponding obligations and therefore no amount for this item has been recorded in the consolidated balance sheet.
Pension benefits are paid by the insurance companies with whom BBVA has insurance contracts and to whom all insurance premiums have been paid. The premiums are determined by the insurance companies using cash flow matching techniques to ensure that benefits can be met when due, guaranteeing both the actuarial and interest rate risk.
In Mexico, there is a defined benefit plan for employees hired prior to 2001. Other employees participate in a defined contribution plan. External funds/trusts have been constituted locally to meet benefit payments as required by local regulation.
In 2008, the Turkish government passed a law to unify the different existing pension systems under a single umbrella Social Security system. Such system provides for the transfer of the various previously established funds. The financial sector is in this stage at present, maintaining these pension commitments managed by external pension funds (foundations) established for that purpose.
The foundation that maintains the assets and liabilities relating to employees of Garanti BBVA in Turkey, as per the local regulatory requirements, has registered an obligation amounting to €193 million as of December 31, 2023 pending future transfer to the Social Security system. Furthermore, Garanti BBVA has set up a defined benefit pension plan for employees, additional to the social security benefits, reflected in the consolidated balance sheet.
Medical benefit commitments
The change in defined benefit obligations and plan assets during the years 2023, 2022 and 2021 was as follows:

Medical benefits commitments (Millions of Euros)
	2023			2022			2021
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,448	1,476	(28)	1,377	1,494	(116)	1,562	1,484	77
Current service cost	20	—	20	19	—	19	24	—	24
Interest income or expense	167	165	2	144	157	(14)	131	129	2
Contributions by plan participants	—	—	—	—	—	—	—	—	—
Employer contributions	—	17	(17)	—	—	—	—	1	(1)
Past service costs (1)	—	—	—	28	—	28	(5)	—	(5)
Remeasurements:	(5)	(17)	12	(215)	(144)	(71)	(377)	(119)	(257)
Return on plan assets (2)	—	(17)	17	—	(144)	144	—	(119)	119
From changes in demographic assumptions	(70)	—	(70)	—	—	—	(115)	—	(115)
From changes in financial assumptions	56	—	56	(191)	—	(191)	(257)	—	(257)
Other actuarial gain and losses	8	—	8	(23)	—	(23)	(4)	—	(4)
Benefit payments	(70)	(70)	—	(60)	(60)	—	(49)	(48)	—
Settlement payments	—	—	—	—	—	—	—	—	—
Business combinations and disposals	—	—	—	—	(139)	139	—	(39)	39
Effect on changes in foreign exchange rates	168	173	(5)	155	167	(11)	90	86	4
Other effects	—	—	—	—	—	—	—	—	—
Balance at the end	1,728	1,744	(16)	1,448	1,476	(28)	1,377	1,494	(116)
(1) Including gains and losses arising from settlements.
(2) Excluding interest, which is recorded under "Interest income or expense".
In Mexico, there is a medical benefit plan for employees hired prior to 2007. New employees from 2007 are covered by a medical insurance policy. An external trust has been constituted locally to fund the plan, in accordance with local legislation and Group policy.
In Turkey, employees are currently provided with medical benefits through a foundation in collaboration with the Social Security system, although local legislation prescribes the future unification of this and similar systems into the general Social Security system itself.
The valuation of these benefits and their accounting treatment follow the same methodology as that employed in the valuation of pension commitments.
Estimated benefit payments
As of December 31, 2023, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

Estimated benefit payments (Millions of Euros)
	2024	2025	2026	2027	2028	2029 - 2033
Commitments in Spain	477	325	279	242	210	697
Commitments in Mexico	206	216	226	236	246	1,409
Commitments in Turkey	17	16	19	22	27	272
Total	699	557	524	500	484	2,378
Plan assets
The majority of the Group´s defined benefit plans are funded by plan assets held in external funds/trusts legally separate from the Group sponsoring entity. However, in accordance with local regulation, some commitments are not externally funded and covered through internally held provisions, principally those relating to early retirements.
Plan assets are those assets which will be used to directly settle the assumed commitments and which meet the following conditions: they are not part of the Group sponsoring entities assets, they are available only to pay post-employment benefits and they cannot be returned to the Group sponsoring entity.
To manage the assets associated with defined benefit plans, BBVA Group has established investment policies designed according to criteria of prudence and minimizing the financial risks associated with plan assets.
The investment policy consists of investing in a low risk and diversified portfolio of assets with maturities consistent with the term of the benefit obligation and which, together with contributions made to the plan, will be sufficient to meet benefit payments when due, thus mitigating the plans‘ risks.
In those countries where plan assets are held in pension funds or trusts, the investment policy is developed consistently with local regulation. When selecting specific assets, current market conditions, the risk profile of the assets and their future market outlook are all taken into consideration. In all the cases, the selection of assets takes into consideration the term of the benefit obligations as well as short-term liquidity requirements.
The risks associated with these commitments are those which give rise to a deficit in the plan assets. A deficit could arise from factors such as a fall in the market value of plan assets, an increase in long-term interest rates leading to a decrease in the fair value of fixed income securities, or a deterioration of the economy resulting in more write-downs and credit rating downgrades.
The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2023, 2022 and 2021:

Plan assets breakdown (Millions of Euros)
	2023	2022	2021
Cash and cash equivalents	86	169	24
Debt securities (government bonds)	2,818	2,270	2,394
Mutual funds	—	—	1
Asset-backed securities	—	—	—
Structured debt	—	—	—
Insurance contracts	21	183	148
Total	2,924	2,622	2,566
Of which: Bank account in BBVA	23	7	3
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—
In addition to the above there are plan assets relating to the previously mentioned insurance contracts in Spain and the foundation in Turkey.
The following table provides details of investments in listed securities (Level 1) as of December 31, 2023, 2022 and 2021:

Investments in listed markets (Millions of Euros)
	2023	2022	2021
Cash and cash equivalents	86	169	24
Debt securities (Government bonds)	2,818	2,270	2,394
Mutual funds	—	—	1
Total	2,904	2,439	2,418
Of which: Bank account in BBVA	23	7	3
Of which: Debt securities issued by BBVA	—	—	—
Of which: Property occupied by BBVA	—	—	—
The remainder of the assets are mainly invested in Level 2 assets in in accordance with the classification established under IFRS 13 (mainly insurance contracts). As of December 31, 2023, almost all of the assets related to employee commitments corresponded to fixed income securities.
Defined contribution plans
Certain Group entities sponsor defined contribution plans. Some of these plans allow employees to make contributions which are then matched by the employer.
Contributions are recognized as and when they are accrued, with a charge to the consolidated income statement in the corresponding year. No liability is therefore recognized in the consolidated balance sheet (see Note 44.1).